Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		$ (910)	$ (2,805)
Income tax interest and penalties		100	100	$ 100
Income tax accrued and penalties		$ 400	$ 400
Scenario, Forecast
Income Tax Examination [Line Items]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	$ (900)